SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current tax expense			$ 2
Deferred tax benefit			(15)
Income tax benefit	$ 11		$ (13)